Oil and Natural Gas Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Oil and Natural Gas Properties

Note 5 – Oil and Natural Gas Properties

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	June 30, 2018	December 31, 2017
	(in thousands)
Oil and natural gas properties
Proved	$1,068,937	$750,492
Unproved	1,118,549	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(137,564)	(78,307)

Oil and natural gas properties, net	$2,049,922	$1,798,644

The Company recorded depletion expense on capitalized oil and natural gas properties of $45.7 million and $11.3 million for the six months ended June 30, 2018 and 2017, respectively.

For the six months ended June 30, 2018, the Company recorded amortization expense on its unproved oil and natural gas properties of $14.5 million which is reflected in exploration expense on the accompanying statements of operations. There was no such expense recorded for the six months ended June 30, 2017. Unproved leasehold amortization for the six months ended June 30, 2018 reflects consideration of the Company’s drilling plans and the lease terms of our existing unproved properties. For the six months ended June 30, 2017, the Company recorded impairment expense on its unproved oil and natural gas properties of $0.2 million for leases which expired. No impairment of proved oil and natural gas properties was recorded for the six months ended June 30, 2018 and 2017.

Note 5 – Oil and Natural Gas Properties

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties includes the following:

	December 31,
	2017	2016
	(in thousands)
Oil and natural gas properties
Proved	$750,492	$184,376
Unproved	1,126,459	141,004
Less: accumulated depreciation, depletion, amortization and impairment	(78,307)	(27,002)

Oil and natural gas properties, net	$1,798,644	$298,378

There were no exploratory well costs pending determination of proved reserves at December 31, 2017 or 2016 nor any unsuccessful exploratory dry hole costs during the years ended December 31, 2016 and 2015. During the year ended December 31, 2017, there was $1.3 million associated with exploratory dry hole costs that is included in exploration costs in the accompanying statements of operations.

At December 31, 2017 and 2016, the Company’s estimate of undiscounted future cash flows attributable to its proved oil and natural gas properties indicated that the carrying amount was expected to be recovered. No impairment of proved oil and natural gas properties was recorded for the years ended December 31, 2017, 2016, and 2015. For the years ended December 31, 2017 and 2016, the Company recorded abandonment and impairment expense on its unproved oil and natural gas properties of $4.5 million and $5.3 million, respectively, for leases which have expired, or are expected to expire. Impairment expense on unproved oil and natural gas properties is included in exploration expense in the accompanying statements of operations. There was no abandonment and impairment expense on unproved oil and natural gas properties during the year ended December 31, 2015.